UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS (Details) $ in Thousands, $ in Millions	Dec. 31, 2018 CAD ($)	Dec. 19, 2018 USD ($)	Dec. 31, 2017 CAD ($)
Unsecured debentures and term loans, net
Amortized Cost	$ 1,198,414		$ 647,306
Principal issued and outstanding	1,202,414		650,000
2021 Debentures
Unsecured debentures and term loans, net
Amortized Cost	249,424		249,201
Principal issued and outstanding	250,000		250,000
2023 Debentures
Unsecured debentures and term loans, net
Amortized Cost	398,425		398,105
Principal issued and outstanding	400,000		$ 400,000
2022 Term Loan
Unsecured debentures and term loans, net
Amortized Cost	251,853
Principal issued and outstanding	252,414	$ 185.0
2025 Term Loan
Unsecured debentures and term loans, net
Amortized Cost	298,712
Principal issued and outstanding	$ 300,000